Offsets	Sep. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Registrant or Filer Name	ReTo Eco-Solutions, Inc.
Form or Filing Type	F-3
File Number	333-289144
Initial Filing Date	Jul. 31, 2025
Fee Offset Claimed	$ 2,761.38
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Shares, no par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,219,442.38
Explanation for Claimed Amount	On July 31, 2025, the Registrant filed a registration statement on Form F-3 (Registration No. 333-289144) (the “Form F-3 Registration Statement”), with a proposed maximum aggregate offering price of $25,219,442.38. In connection with the Form F-3 Registration Statement, the Registrant paid an aggregate filing fee of $3,861.10. No securities were sold under the Form F-3 Registration Statement. The Registrant hereby confirms that the Form F-3 Registration Statement was withdrawn on September 12, 2025. Pursuant to Rule 457(b), $2,761.38 of the $3,861.10 in connection with the Form F-3 Registration Statement is being applied to offset the registration fee due in connection with the Form F-1 Registration Statement being filed by the Registrant to register the resale of 10,663,612 Class A Shares.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	ReTo Eco-Solutions, Inc.
Form or Filing Type	F-3
File Number	333-289144
Filing Date	Jul. 31, 2025
Fee Paid with Fee Offset Source	$ 2,761.38